Schedule of Investments (unaudited) October 31, 2021	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.0%
Australia & New Zealand Banking Group Ltd.	112,144	$2,386,477
BlueScope Steel Ltd.	15,485	241,970
Brambles Ltd.	419,236	3,180,614
Cochlear Ltd.	37,490	6,270,655
Commonwealth Bank of Australia	26,895	2,131,757
CSL Ltd.	16,476	3,748,954
Glencore PLC	407,663	2,038,552
Goodman Group	6,031	99,855
Lendlease Corp. Ltd.	102,527	812,240
Macquarie Group Ltd.	20,864	3,080,132
Magellan Financial Group Ltd.	5,542	145,788
National Australia Bank Ltd.	84,760	1,842,850
Oil Search Ltd.	76,773	248,714
Qantas Airways Ltd.(a)	190,710	772,383
QBE Insurance Group Ltd.	66,667	596,898
Ramsay Health Care Ltd.	5,379	287,487
Rio Tinto Ltd.	5,705	390,865
Rio Tinto PLC	45,151	2,815,231
Seek Ltd.	72,046	1,790,551
Stockland	112,470	387,677
Suncorp Group Ltd.	26,569	235,105
Tabcorp Holdings Ltd.	205,869	775,169
Treasury Wine Estates Ltd.	68,297	595,927
Wesfarmers Ltd.	82,315	3,561,418
Westpac Banking Corp.	128,933	2,508,408
Woodside Petroleum Ltd.	36,186	632,588

		41,578,265

Austria — 0.2%
Erste Group Bank AG	9,820	421,138
Verbund AG	9,128	951,523

		1,372,661

Belgium — 1.1%
Ageas SA/NV	6,357	309,253
Anheuser-Busch InBev SA/NV	92,584	5,663,103
KBC Group NV	8,929	831,495

		6,803,851

Canada — 10.1%
Alimentation Couche-Tard Inc., Class B	22,983	862,048
Ballard Power Systems Inc.(a)	39,283	711,957
Bank of Montreal	3,586	389,343
Bank of Nova Scotia (The)	40,587	2,660,980
BlackBerry Ltd.(a)	24,613	265,898
Brookfield Asset Management Inc., Class A	144,581	8,729,066
Cameco Corp.	17,604	427,725
Canadian Imperial Bank of Commerce	14,181	1,720,718
Enbridge Inc.	205,054	8,589,205
Franco-Nevada Corp.	41,565	5,930,804
Hydro One Ltd.(b)	107,254	2,562,622
iA Financial Corp. Inc.	4,075	241,056
IGM Financial Inc.	4,727	187,690
Keyera Corp.	9,617	246,486
Manulife Financial Corp.	107,580	2,095,793
National Bank of Canada	8,150	674,733
Northland Power Inc.	37,513	1,206,078
Onex Corp.	2,282	170,062
Open Text Corp.	15,485	780,006
Parkland Corp.	6,357	184,967
RioCan REIT	148,982	2,683,265

Security	Shares	Value

Canada (continued)
Royal Bank of Canada	43,358	$4,513,072
Shopify Inc., Class A(a)	3,423	4,997,923
Sun Life Financial Inc.	52,975	3,019,010
TC Energy Corp.	31,296	1,693,008
Toronto-Dominion Bank (The)	59,332	4,307,035

		59,850,550

China — 0.1%
Futu Holdings Ltd., ADR(a)	7,009	375,122

Denmark — 3.0%
Carlsberg A/S, Class B	12,062	1,991,627
DSV A/S	30,318	7,046,425
Novozymes A/S, Class B	33,578	2,469,958
Orsted A/S(b)	11,084	1,565,531
Vestas Wind Systems A/S	105,950	4,580,177

		17,653,718

Finland — 1.1%
Nokia OYJ(a)	74,328	426,606
Orion OYJ, Class B	99,919	4,326,853
UPM-Kymmene OYJ	13,692	483,203
Wartsila OYJ Abp	97,637	1,354,052

		6,590,714

France — 8.5%
Air Liquide SA	2,282	380,998
Airbus SE(a)	4,727	606,389
Atos SE	6,194	323,158
AXA SA	69,927	2,034,385
BioMerieux	11,899	1,515,558
BNP Paribas SA	41,565	2,782,245
Bollore SA	287,206	1,669,299
Capgemini SE	10,595	2,470,360
Carrefour SA	37,164	672,812
Cie. de Saint-Gobain	19,071	1,316,138
Cie. Generale des Etablissements Michelin SCA	3,749	589,408
CNP Assurances	11,247	281,795
Credit Agricole SA	46,781	705,783
Dassault Systemes SE	29,992	1,751,455
Electricite de France SA	43,684	643,813
Gecina SA	2,445	342,150
Getlink SE	112,470	1,731,039
Hermes International	326	517,660
Ipsen SA	9,291	961,562
Kering SA	1,630	1,223,371
Klepierre SA	27,221	648,030
La Francaise des Jeux SAEM(b)	29,992	1,557,347
Legrand SA	39,446	4,303,165
L’Oreal SA	5,053	2,311,519
LVMH Moet Hennessy Louis Vuitton SE	7,661	6,007,155
Publicis Groupe SA	5,705	382,996
Remy Cointreau SA	652	131,710
Renault SA(a)	10,269	370,034
Sanofi	40,587	4,076,725
Sartorius Stedim Biotech	652	359,363
SEB SA	1,793	280,944
Societe Generale SA	33,089	1,105,302
Sodexo SA(a)	815	79,291
Teleperformance	5,053	2,110,697
TotalEnergies SE	43,847	2,195,636
Vinci SA	3,912	418,233

1

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Vivendi SE	4,564	$58,796
Worldline SA(a)(b)	25,102	1,463,852

		50,380,173

Germany — 5.8%
adidas AG	2,608	853,601
Allianz SE, Registered	13,040	3,028,023
Bayer AG, Registered	45,151	2,544,604
Bayerische Motoren Werke AG	14,833	1,498,667
Bechtle AG	2,445	183,409
Daimler AG, Registered	2,608	258,876
Delivery Hero SE(a)(b)	652	81,321
Deutsche Bank AG, Registered(a)	53,464	686,761
Deutsche Telekom AG, Registered	216,138	4,019,551
HeidelbergCement AG	27,384	2,062,150
HelloFresh SE(a)	4,727	383,071
Henkel AG & Co. KGaA	9,128	762,300
Infineon Technologies AG	62,429	2,923,633
KION Group AG	4,890	534,129
LANXESS AG	1,304	87,867
Merck KGaA	1,630	385,209
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	3,912	1,158,290
SAP SE	19,397	2,808,901
Siemens AG, Registered	37,490	6,095,195
United Internet AG, Registered	60,636	2,237,491
Volkswagen AG	1,793	582,900
Zalando SE(a)(b)	16,300	1,540,033

		34,715,982

Hong Kong — 2.0%
AIA Group Ltd.	521,600	5,845,576
BOC Hong Kong Holdings Ltd.	244,500	774,783
Budweiser Brewing Co. APAC Ltd.(b)	570,500	1,564,768
Hang Seng Bank Ltd.	48,900	929,243
Hong Kong Exchanges & Clearing Ltd	20,700	1,247,003
Melco Resorts & Entertainment Ltd., ADR(a)	10,106	109,448
MTR Corp. Ltd.	73,000	398,223
Swire Pacific Ltd., Class A	121,500	763,821
WH Group Ltd.(b)	308,000	215,912
Wynn Macau Ltd.(a)	195,600	174,920

		12,023,697

Ireland — 0.1%
Kerry Group PLC, Class A	3,423	459,406
Smurfit Kappa Group PLC	4,238	222,142

		681,548

Israel — 0.4%
Bank Hapoalim BM	22,796	224,517
Bank Leumi Le-Israel BM	44,662	426,717
Israel Discount Bank Ltd., Class A(a)	26,080	157,581
Mizrahi Tefahot Bank Ltd.	3,260	118,615
Nice Ltd.(a)	3,423	967,680
Teva Pharmaceutical Industries Ltd., ADR(a)	43,684	381,798

		2,276,908

Italy — 2.1%
Amplifon SpA	29,992	1,526,240
Assicurazioni Generali SpA	17,115	372,682
Atlantia SpA(a)	29,829	576,546
CNH Industrial NV	31,622	544,707
Enel SpA	766,752	6,419,081
Intesa Sanpaolo SpA	577,835	1,642,309

Security	Shares	Value

Italy (continued)
Poste Italiane SpA(b)	9,780	$139,676
UniCredit SpA	114,426	1,512,648

		12,733,889

Japan — 20.7%
Advantest Corp.	6,100	500,126
Ajinomoto Co. Inc.	46,300	1,386,253
Astellas Pharma Inc.	141,000	2,377,086
Capcom Co. Ltd.	3,300	88,821
Central Japan Railway Co.	16,300	2,417,951
Chugai Pharmaceutical Co. Ltd.	26,100	975,862
CyberAgent Inc.	3,700	61,996
Daifuku Co. Ltd.	11,100	1,021,859
Dai-ichi Life Holdings Inc.	33,500	704,791
Daiichi Sankyo Co. Ltd.	62,100	1,566,930
Daikin Industries Ltd.	15,800	3,460,433
Denso Corp.	7,600	550,963
Eisai Co. Ltd.	9,800	694,390
ENEOS Holdings Inc.	437,300	1,763,303
Fast Retailing Co. Ltd	2,400	1,593,162
FUJIFILM Holdings Corp.	54,500	4,211,617
Fujitsu Ltd.	25,900	4,476,288
Hankyu Hanshin Holdings Inc.	41,000	1,271,228
Honda Motor Co. Ltd.	153,500	4,540,202
Ito En Ltd.	1,800	119,890
Japan Metropolitan Fund Invest	326	299,437
Japan Post Holdings Co. Ltd.	23,200	178,266
Japan Real Estate Investment Corp.	163	999,065
Komatsu Ltd.	34,300	898,362
Kubota Corp.	32,600	694,478
Kurita Water Industries Ltd.	66,200	3,269,719
M3 Inc.	17,400	1,025,387
Mazda Motor Corp.(a)	26,700	240,147
Misumi Group Inc.	20,100	840,657
Mitsubishi Electric Corp.	168,800	2,266,888
Mitsubishi Heavy Industries Ltd.	48,900	1,250,513
Mitsubishi UFJ Financial Group Inc.	171,400	939,871
Miura Co. Ltd.	1,600	61,545
Nabtesco Corp.	16,300	528,993
Nidec Corp.	36,100	3,998,358
Nihon M&A Center Holdings Inc.	16,300	500,481
Nintendo Co. Ltd.	10,100	4,460,735
Nippon Building Fund Inc.	163	1,059,002
Nippon Express Co. Ltd.	17,400	1,089,144
Nippon Paint Holdings Co. Ltd.	48,900	523,222
Nippon Prologis REIT Inc.	489	1,633,277
Nippon Shinyaku Co. Ltd.	8,600	689,001
Nippon Steel Corp.	30,400	532,996
Nippon Telegraph & Telephone Corp.	148,600	4,163,613
Nippon Yusen KK	16,000	1,152,916
Nissan Chemical Corp.	7,400	411,874
Nissan Motor Co. Ltd.(a)	38,100	193,924
Nisshin Seifun Group Inc.	39,500	623,729
Nitto Denko Corp.	6,600	515,725
Nomura Holdings Inc.	81,800	389,574
Nomura Real Estate Master Fund Inc.	163	244,087
Nomura Research Institute Ltd.	32,600	1,305,110
NTT Data Corp.	48,900	980,974
Obayashi Corp.	111,600	942,153
Olympus Corp.	71,800	1,555,406
Omron Corp.	41,400	3,959,274

2

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ono Pharmaceutical Co. Ltd.	86,600	$1,817,017
Oriental Land Co. Ltd.	10,400	1,642,573
Orix JREIT Inc.	163	270,434
Panasonic Corp.	286,000	3,536,683
Recruit Holdings Co. Ltd.	48,900	3,252,779
Renesas Electronics Corp.(a)	12,800	157,458
Rohm Co. Ltd.	2,000	182,875
Ryohin Keikaku Co. Ltd.	73,300	1,444,467
Sekisui Chemical Co. Ltd.	166,600	2,737,025
Sekisui House Ltd.	69,700	1,449,117
Shimadzu Corp.	4,800	195,011
Shimizu Corp.	12,800	93,784
Shin-Etsu Chemical Co. Ltd.	8,200	1,462,331
Shiseido Co. Ltd.	50,500	3,369,710
Sony Group Corp.	43,600	5,048,718
SUMCO Corp.	91,600	1,750,349
Sumitomo Dainippon Pharma Co. Ltd.	45,600	644,855
Sumitomo Metal Mining Co. Ltd.	26,900	1,043,512
Sumitomo Mitsui Financial Group Inc.	32,600	1,057,858
Sysmex Corp.	5,600	694,348
Tokio Marine Holdings Inc.	2,900	152,743
Toray Industries Inc.	49,900	310,953
Toshiba Corp.	53,200	2,294,630
Toyota Motor Corp.	570,100	10,058,933
United Urban Investment Corp.	163	203,189

		123,072,406

Netherlands — 6.4%
Aegon NV	85,412	433,234
Akzo Nobel NV	58,843	6,762,060
ArcelorMittal SA	34,556	1,168,689
ASML Holding NV	11,573	9,407,687
EXOR NV	4,075	384,399
ING Groep NV	514,102	7,798,363
Koninklijke Ahold Delhaize NV	38,794	1,262,064
Koninklijke DSM NV	12,551	2,742,120
Koninklijke Philips NV	28,362	1,337,982
Prosus NV	17,767	1,564,970
Royal Dutch Shell PLC, Class A	130,400	2,987,317
Royal Dutch Shell PLC, Class B	84,923	1,948,874
Universal Music Group NV	4,564	132,506

		37,930,265

New Zealand — 0.1%
a2 Milk Co. Ltd. (The)(a)(c)	55,880	263,220
Mercury NZ Ltd.	51,671	227,241
Meridian Energy Ltd.	38,142	136,636

		627,097

Norway — 1.1%
DNB Bank ASA	14,181	337,461
Norsk Hydro ASA	753,088	5,531,782
Orkla ASA	54,605	531,110

		6,400,353

Portugal — 0.2%
Galp Energia SGPS SA	94,866	985,463

Singapore — 1.0%
DBS Group Holdings Ltd.	88,200	2,061,045
Keppel Corp. Ltd.	797,700	3,183,291
United Overseas Bank Ltd.	36,100	717,608

		5,961,944

Security	Shares	Value

Spain — 2.7%
Amadeus IT Group SA(a)	24,939	$1,668,366
Banco Bilbao Vizcaya Argentaria SA	243,359	1,703,057
Banco Santander SA	625,594	2,372,930
CaixaBank SA	374,411	1,076,306
Iberdrola SA	490,367	5,790,518
Industria de Diseno Textil SA	18,256	661,309
Siemens Gamesa Renewable Energy SA(a)	61,940	1,680,778
Telefonica SA	219,072	951,574

		15,904,838

Sweden — 4.0%
Alfa Laval AB	23,472	1,006,827
Assa Abloy AB, Class B	42,548	1,248,471
Boliden AB	40,576	1,430,475
Electrolux AB, Class B	66,667	1,512,972
EQT AB	18,908	998,718
Evolution AB(b)	7,335	1,190,777
Fastighets AB Balder, Class B(a)	26,406	1,914,645
H & M Hennes & Mauritz AB, Class B	3,888	73,144
Hexagon AB, Class B	279,708	4,501,536
Husqvarna AB, Class B	60,799	866,441
ICA Gruppen AB	101,549	5,250,088
Lundin Energy AB	37,001	1,461,296
Telefonaktiebolaget LM Ericsson, Class B	116,056	1,266,798
Volvo AB, Class B	38,794	904,643

		23,626,831

Switzerland — 9.2%
ABB Ltd., Registered	42,380	1,402,067
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	163	1,920,893
Chocoladefabriken Lindt & Spruengli AG, Registered	1	120,031
Credit Suisse Group AG, Registered	78,240	813,830
Geberit AG, Registered	3,097	2,418,610
Givaudan SA, Registered	978	4,608,273
Holcim Ltd.	28,199	1,406,638
Julius Baer Group Ltd.	7,987	577,716
Nestle SA, Registered	83,130	10,965,444
Novartis AG, Registered	61,940	5,123,225
Partners Group Holding AG	815	1,423,768
Roche Holding AG, Bearer	652	280,440
Roche Holding AG, NVS	26,406	10,229,525
Siemens Energy AG(a)	40,424	1,160,192
Sonova Holding AG, Registered	1,630	675,426
STMicroelectronics NV	44,662	2,120,498
Swiss Life Holding AG, Registered	489	268,249
Swiss Prime Site AG, Registered	15,648	1,590,874
Swiss Re AG	9,291	900,070
Temenos AG, Registered	4,727	723,687
UBS Group AG, Registered	103,016	1,875,167
Zurich Insurance Group AG	8,802	3,901,227

		54,505,850

United Kingdom — 11.6%
3i Group PLC	27,058	505,309
Abrdn PLC	89,161	309,932
AstraZeneca PLC	39,772	4,975,529
Auto Trader Group PLC(b)	68,297	566,212
Aviva PLC	155,339	838,196
Barclays PLC	725,676	2,002,483
Barratt Developments PLC	13,366	121,338
Berkeley Group Holdings(The)	37,331	2,226,742

3

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
BP PLC	556,971	$2,668,393
British Land Co. PLC (The)	32,111	216,813
BT Group PLC(a)	651,022	1,236,830
Coca-Cola Europacific Partners PLC	51,345	2,703,314
Diageo PLC	51,345	2,554,500
Entain PLC(a)	38,957	1,091,619
Experian PLC	28,362	1,300,432
Ferguson PLC	47,270	7,112,406
GlaxoSmithKline PLC	274,492	5,698,682
Hargreaves Lansdown PLC	5,216	109,760
Hikma Pharmaceuticals PLC	7,987	263,267
HSBC Holdings PLC	643,850	3,879,307
Informa PLC(a)	18,256	129,872
Intertek Group PLC	2,608	174,652
J Sainsbury PLC	514,917	2,109,027
JD Sports Fashion PLC	38,957	580,650
Johnson Matthey PLC	16,300	609,221
Land Securities Group PLC	40,587	381,294
Legal & General Group PLC	241,240	951,398
Lloyds Banking Group PLC	2,470,917	1,691,048
London Stock Exchange Group PLC	9,780	952,022
M&G PLC	143,929	393,228
Natwest Group PLC	244,663	737,702
Ocado Group PLC(a)	11,573	285,628
Pearson PLC	13,040	107,301
Prudential PLC	85,086	1,736,431
RELX PLC	59,006	1,829,621
Rentokil Initial PLC	31,785	255,836
Rolls-Royce Holdings PLC(a)	127,303	229,761
Sage Group PLC (The)	83,945	816,409
Segro PLC	158,599	2,803,165
St. James’s Place PLC	11,736	253,531
Standard Chartered PLC	82,478	557,799
Taylor Wimpey PLC	161,859	342,463
Unilever PLC	115,567	6,187,674
Vodafone Group PLC	2,467,983	3,637,439
Whitbread PLC(a)	14,670	656,303
WPP PLC	17,278	249,750

		69,040,289

Total Common Stocks — 98.5% (Cost: $566,929,794)		585,092,414

Security	Shares	Value

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,432	$889,241
Henkel AG & Co. KGaA, Preference Shares, NVS	24,124	2,161,209
Volkswagen AG, Preference Shares, NVS	7,661	1,719,369

		4,769,819

Total Preferred Stocks — 0.8% (Cost: $5,556,899)		4,769,819

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	274,255	274,392
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,050,000	1,050,000

		1,324,392

Total Short-Term Investments — 0.2% (Cost: $1,324,392)		1,324,392

Total Investments in Securities — 99.5% (Cost: $573,811,085)		591,186,625

Other Assets, Less Liabilities — 0.5%		3,203,820

Net Assets — 100.0%		$594,390,445

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

4

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock World ex U.S. Carbon Transition Readiness ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$274,392	(a)	$—		$—	$—	$274,392	274,255	$3,526	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,020,000	—		(1,970,000	)(a)	—	—	1,050,000	1,050,000	19		—

						$—	$—	$1,324,392		$3,545		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	37	12/17/21	$4,328	$(37,673)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

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Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock World ex U.S. Carbon Transition Readiness ETF

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$78,606,646	$506,485,768	$—	$585,092,414
Preferred Stocks	—	4,769,819	—	4,769,819
Money Market Funds	1,324,392	—	—	1,324,392

	$79,931,038	$511,255,587	$—	$591,186,625

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(37,673)	$—	$—	$(37,673)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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